Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
Schedule of changes in property equipment and accumulated depreciation
	Laboratory equipment	Office equipment	Total
Cost
Balance at January 1, 2021	$67,512	$12,825	$80,337
Additions	16,706	-	16,706
Disposal	-	(209)	(209)
Effects of currency translation	(5,527)	(919)	(6,446)
Balance at December 31, 2021	$78,691	$11,697	$90,388
Additions	496,077	162,405	658,482
Disposal	-	-	-
Effects of currency translation	4,403	2,245	6,648
Balance at December 31, 2022	$579,171	$176,347	$755,518

Accumulated depreciation
Balance at January 1, 2021	$43,046	$6,954	$50,000
Depreciation	5,049	1,318	6,367
Effects of currency translation	(3,308)	(555)	(3,863)
Balance at December 31, 2021	$44,787	$7,717	$52,504
Depreciation	34,977	8,563	43,540
Effects of currency translation	(1,931)	(287)	(2,218)
Balance at December 31, 2022	$77,833	$15,993	$93,826